Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board does not have a formal policy related to equity award grant practices. The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
Equity grants to certain newly hired employees are made at the next meeting of the Compensation Committee following the month they commence employment with the Company. Equity grants to newly hired officers or newly appointed directors are typically made upon commencement of employment or service, as the case may be. Where applicable, the exercise/grant price for an award will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.
During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee granted stock option awards to the NEOs within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. Specifically, these option grants to the NEOs were part of the annual equity grants to executive officers and the broader 2025 executive compensation program that the Compensation Committee approved after receipt of stockholder approval of an increase in the number of shares authorized under our equity plan at the Company’s 2025 Annual Meeting of Stockholders, and were made on the same day the Company filed its current report on Form 8-K disclosing the results of the 2025 Annual Meeting.
Award Timing Method	The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
Equity grants to certain newly hired employees are made at the next meeting of the Compensation Committee following the month they commence employment with the Company. Equity grants to newly hired officers or newly appointed directors are typically made upon commencement of employment or service, as the case may be. Where applicable, the exercise/grant price for an award will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.
During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee granted stock option awards to the NEOs within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. Specifically, these option grants to the NEOs were part of the annual equity grants to executive officers and the broader 2025 executive compensation program that the Compensation Committee approved after receipt of stockholder approval of an increase in the number of shares authorized under our equity plan at the Company’s 2025 Annual Meeting of Stockholders, and were made on the same day the Company filed its current report on Form 8-K disclosing the results of the 2025 Annual Meeting
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates. During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee granted stock option awards to the NEOs within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. Specifically, these option grants to the NEOs were part of the annual equity grants to executive officers and the broader 2025 executive compensation program that the Compensation Committee approved after receipt of stockholder approval of an increase in the number of shares authorized under our equity plan at the Company’s 2025 Annual Meeting of Stockholders, and were made on the same day the Company filed its current report on Form 8-K disclosing the results of the 2025 Annual Meeting.
MNPI Disclosure Timed for Compensation Value	false